Share-based Payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Payments	Share-based Payments
(1)    Details of share-based payments granted by the Controlling to executives and employees, including the Chief Executive Officer (CEO), by the resolution of the Board of Directors for the years ended December 31, 2024 and 2025, are as follows:

2024
(in share)	18th grant
Grant date	June 20, 2024
Grantee	CEO, internal directors, external directors, executives
Vesting conditions	Service condition: 1 year Non-market performance condition: achievement of performance
Fair value per option (in Korean won)	₩38,484
Total compensation costs (in Korean won)	₩5,296 million
Exercise date	June 11, 2025
Valuation method	Fair value method

2025
(in share)	19th grant
Grant date	July 15, 2025
Grantee	CEO, internal directors, external directors, executives
Vesting conditions	Service condition: 1 year Non-market performance condition: achievement of performance
Fair value per option (in Korean won)	Internal directors: ₩48,758
External directors: ₩58,400
Total compensation costs (in Korean won)	₩7,530 million
Estimated exercise date (exercise date)	During 2026
Valuation method	Fair value method
(2)    Changes in the number of stock options and the weighted-average exercise price as at December 31, 2024 and 2025, are as follows:

(In share)	2024
	Beginning	Grant	Expired	Exercised[1]	Ending	Number of shares exercisable
16th grant	20,960	—	(6,158)	(7,171)	7,631	—
17th grant	307,182	—	(199,054)	(108,128)	—	—
18th grant	—	226,327	—	—	226,327	—
Total	328,142	226,327	(205,212)	(115,299)	233,958	—

(In share)	2025
	Beginning	Granted	Expired	Exercised[1]	Ending	Number of shares exercisable
16th grant	7,631	—	—	—	7,631	—
18th grant	226,327	—	(123,693)	(102,634)	—	—
19th grant	—	193,716	—	—	193,716	—
Total	233,958	193,716	(123,693)	(102,634)	201,347	—
1The weighted average price of ordinary shares at the time of exercise of the 18th grant, during the year ended December 31, 2025, is ₩51,600 (2024: 16th ₩41,500, 17th ₩36,000).
(3)    The Group granted Restricted Stock Units to its executives and employees, and the fair value per share is measured based on the closing market price on the grant date. Restricted Stock Units vest in accordance with the service conditions specified at the grant date.

(In shares)	2025			2024
	Beginning	Granted	Ending	Beginning	Granted	Ending
Rrestricted Stock Unit	766	9,218	9,984	—	766	766